Profit/(loss) from divestment of ZIM (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Schedule of operations information of discontinued operations
		For the year ended
		December 31
		2024	2023	2022
	Note	$ Thousands	$ Thousands	$ Thousands
Loss on dilution		(8)	(860)	(3,475)
Gain on sale of ZIM shares	9.B.1	474,581	-	204,634
Impairment of ZIM investment	9.B.2	-	-	(928,809)
Dividend income		5,714	-	-
Share in profit/(losses) of ZIM	9.A.2	101,028	(266,046)	1,033,026
Profit/(loss) from divestment of ZIM		581,315	(266,906)	305,376

Schedule of financial results attributable to the discontinued operations of ZIM
	For the year ended
	December 31
	2024	2023	2022
	$ Thousands	$ Thousands	$ Thousands
Net cash flows provided by operating activities	66,266	151,048	727,309
Net cash flows provided by investing activities	500,995	-	463,549
Cash and cash equivalents provided from divestment of ZIM	567,261	151,048	1,190,858